Discontinued operations: (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) gain on disposal	$ 0	$ (3,610)	$ 0	$ (3,610)	$ (3,618)	$ 395	$ (3,084)
Liabilities Of Disposal Group, Including Discontinued Operation, Current	$ 407	$ 3,600	$ 407	$ 3,600	$ 533	$ 1,310
Incentive Award Plan 2008 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
During the year ended December 31, 2012, the Company granted 330,000 common shares to employees effected by the exit from the dissolvable tobacco business. (See note 3)							380,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value							$ 1,200
Segment, Discontinued Operations [Member] | Incentive Award Plan 2008 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
During the year ended December 31, 2012, the Company granted 330,000 common shares to employees effected by the exit from the dissolvable tobacco business. (See note 3)					330,000		330,000
Share Based Compensation Arrangement By Share Based Payment Award Options Vested In Period Fair Value Tax					$ 1,100		$ 800
(Loss) gain on disposal							3,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					$ 800		$ 1,100